Interests in Other Entities - Parent - Summary of Interest in Other Entities - Parent (Details) - Santander UK Group Holdings plc - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Interests in other entities	£ 13,590,000,000	£ 13,585,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities	500,000,000	500,000,000
Interests in other entities	495,000,000	495,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities	750,000,000	750,000,000
Interests in other entities	750,000,000	750,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities	500,000,000	500,000,000
Interests in other entities	210,000,000	210,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities	500,000,000	500,000,000
Interests in other entities	500,000,000	500,000,000
Interests in ordinary shares of subsidiaries | Fellow subsidiaries
Disclosure of subsidiaries [line items]
Interests in other entities	£ 11,635,000,000	£ 11,630,000,000